NET INVESTMENT IN DIRECT FINANCING LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Remaining direct financing leases contractual amounts	$ 119,067,356	$ 121,442,109	$ 102,069,239	$ 85,225,257
Maximum
Financing leases contractual term	5 years	5 years	5 years
Percentage of interest expense on finance lease liability	13.30%	13.30%	13.30%
Minimum
Financing leases contractual term	1 year	1 year	1 year
Percentage of interest expense on finance lease liability	4.30%	4.30%	4.30%